RECEIVABLES (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Allowance for credit losses:
Beginning balance	$ 101,953	$ 122,320	$ 106,673
Charge-offs	(17,511)	(20,339)	(38,001)
Recoveries	5,455	7,228	(8,794)
Provision (benefit)	14,124	(5,904)	44,578
Foreign currency translation and other	(8,479)	(1,352)	276
Ending balance	95,542	101,953	122,320
Ending balance: individually evaluated for impairment	16,065	16,811	37,778
Ending balance: collectively evaluated for impairment	79,477	85,142	84,542
Receivables:
Total Receivables	12,884,569	12,285,234	10,854,596
Ending balance: individually evaluated for impairment	129,088	74,694	109,947
Ending balance: collectively evaluated for impairment	12,755,481	12,210,540	10,744,649
Retail
Allowance for credit losses:
Beginning balance	87,701	102,560	83,233
Charge-offs	(12,426)	(14,321)	(28,238)
Recoveries	2,941	3,488	(5,206)
Provision (benefit)	12,040	(2,778)	42,135
Foreign currency translation and other	(1,559)	(1,248)	224
Ending balance	88,697	87,701	102,560
Ending balance: individually evaluated for impairment	12,736	12,946	28,266
Ending balance: collectively evaluated for impairment	75,961	74,755	74,294
Receivables:
Total Receivables	8,745,923	8,480,893	7,363,384
Ending balance: individually evaluated for impairment	56,791	44,139	48,195
Ending balance: collectively evaluated for impairment	8,689,132	8,436,754	7,315,189
Wholesale
Allowance for credit losses:
Beginning balance	7,363	11,887	12,163
Charge-offs	(804)	(238)	(1,857)
Recoveries	514	674	(312)
Provision (benefit)	(133)	(4,901)	1,245
Foreign currency translation and other	(95)	(59)	24
Ending balance	6,845	7,363	11,887
Ending balance: individually evaluated for impairment	3,329	3,865	9,512
Ending balance: collectively evaluated for impairment	3,516	3,498	2,375
Receivables:
Total Receivables	4,138,646	3,573,524	3,265,173
Ending balance: individually evaluated for impairment	72,297	30,555	61,752
Ending balance: collectively evaluated for impairment	4,066,349	3,542,969	3,203,421
Other
Allowance for credit losses:
Beginning balance	6,889	7,873	11,277
Charge-offs	(4,281)	(5,780)	(7,906)
Recoveries	2,000	3,066	(3,276)
Provision (benefit)	2,217	1,775	1,198
Foreign currency translation and other	(6,825)	(45)	28
Ending balance		6,889	7,873
Ending balance: collectively evaluated for impairment		6,889	7,873
Receivables:
Total Receivables		230,817	226,039
Ending balance: collectively evaluated for impairment		$ 230,817	$ 226,039